Note 19 - Segment Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
19.	SEGMENT INFORMATION

The Company does
not
identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete asset information. The Company does not
have inter-segment revenue, and, accordingly, there is
none
to be reported. The Company does
not
allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Net sales to unaffiliated customers by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2018	2017	2016

China	$55,303	$51,962	$46,784
Taiwan	1,987	2,305	3,009
Japan	1,485	3,148	2,535
Malaysia	1,396	94	7
Korea	1,201	1,435	2,257
Singapore	959	905	1,539
Other	383	356	430

Total	$62,714	$60,205	$56,561

Net sales to unaffiliated customers by product category were as follows:

(In Thousands)

	Years Ended December 31
	2018	2017	2016

Integrated Circuits
Mixed-signal	$39,603	$40,334	$40,866
Analog	23,063	19,801	15,623
Digital	48	50	65
Licensed intellectual property	-	20	7

Total	$62,714	$60,205	$56,561

For the year ended
December 31, 2018,
two
customers accounted for
10%
or more of net sales. For the years ended
December 31, 2017
and
2016,
only
one
customer accounted for
10%
or more of net sales. The percentage of net sales to these customers was as follows:

	Years Ended December 31
	2018	2017	2016

Customer A	13%	15%	8%
Customer B	11%	9%	10%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:
(In Thousands)

	December 31
	2018	2017	2016

Taiwan	$6,037	$6,145	$5,607
U.S.A.	4,029	4,015	4,176
China	3,620	3,565	3,920
Other	28	30	33

Total	$13,714	$13,755	$13,736